Investments in Associates and Joint Ventures - Financial Information of all Individually Immaterial Associates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Investments in subsidiaries, joint ventures and associates [abstract]
Carrying amount of investments in associates and joint ventures	¥ 886,685	¥ 826,736
Profit from continuing operations	36,373	24,031	¥ 40,157
Other comprehensive income (loss)	9,335	(11,605)
Total comprehensive income	¥ 45,708	¥ 12,426